Investments and Recurring Fair Value Measurements	12 Months Ended
Dec. 31, 2021
CIK 001836707 SBEA Merger Sub LLC
Investments and Recurring Fair Value Measurements

Note 8 — Investments and Recurring Fair Value Measurements

Investments Held in Trust Account

As of December 31, 2021, the investments in the Company’s Trust Account consisted of U. S. Money Market funds which are classified as cash equivalents. Fair values of these investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets (see Note 2).

Warrant Liability

At December 31, 2021, the Company’s warrants liability was valued at $24,915,490. Under the guidance in ASC 815-40 the warrants do not meet the criteria for equity treatment. As such, the warrants must be recorded on the balance sheet at fair value. This valuation is subject to re-measurement at each balance sheet date. With each re-measurement, the warrant valuation will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations (see Note 2).

Recurring Fair Value Measurements

The Company’s warrant liability for the Private Placement Warrants is based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value. The fair value of the Private Placement Warrant liability is classified within Level 3 of the fair value hierarchy. The Company’s warrant liability for the Public Warrants is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. The fair value of the Public Warrant liability is classified within Level 1 of the fair value hierarchy. During the year ending December 31, 2021 the Public Warrants were reclassified from a Level 3 to a Level 1 classification.

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Level 1	Level 2	Level 3
Assets:
Investments held in Trust Account – U.S. Treasury Bills	$345,072,450	$—	$—

Liabilities:
Private Placement Warrants	—	—	8,813,190
Public Warrants	16,102,300	—	—

Measurement

The Company established the initial fair value for the Warrants on March 2, 2021, the date of the consummation of the Company’s IPO, using a Monte Carlo simulation model to value the Public and Private warrants. In April 2021 the Company announced that holders of the Company’s Units may separately trade shares of the Company’s Class A common stock and Public Warrants included in the Units on the Nasdaq Capital Market under the symbols SBEA and SBEAW, respectively. With the trading of the Public Warrants on an open market, at December 31, 2021 the Public Warrants were valued based on an unadjusted market price.

The Company used a Monte Carlo simulation model to value the Public and Private Placement Warrants.

The key inputs into the Monte Carlo simulation model for the Public and Private Placement Warrants were as follows at initial measurement and at December 31, 2021:

	March 2,
	2021
	(Initial	December 31,
Input	Measurement)	2021
Risk-free interest rate	1.01%	1.37%
Expected term (years)	6.46	6.25
Stock price	$9.584	$10.150
Probability of completing business combination	80%	95%
Expected volatility	24.2%	16.2%
Exercise price	$11.50	$11.50

The change in the fair value of the level 3 classified warrant liabilities for the period ended December 31, 2021 is summarized as follows:

Fair Value at December 31, 2020	$—
Fair value at issuance March 2 2021	22,182,906
Public Warrants reclassified to level 1(1)	(8,855,000)
Change in fair value	(4,514,716)
Fair Value at December 31, 2021	$8,813,190
(1)	Assumes the Public Warrants were reclassified on June 30, 2021.